Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2020
Earnings Per Share [Abstract]
Schedule of (Losses) Earnings Per Share
The components of the numerator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	Nine months ended September 30,
	2020	2019
Net loss attributable to Golar LNG Limited stockholders - basic and diluted	(281,683)	(236,724)

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	Nine months ended September 30,
	2020
Weighted average number of common shares outstanding	95,630	100,802

Loss per share are as follows:

	Nine months ended September 30,
	2020	2019
Basic and diluted	$(2.95)	$(2.35)